Condensed Consolidated Balance Sheets (June 30, 2013 Unaudited) (Parentheticals) (EUR €) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Allowance of accounts receivables (in Euro)	€ 0	€ 27
Allowance of accounts receivable from related parties (in Euro)	765	765
Allowance of inventories (in Euro)	€ 290	€ 332
Shares authorized	19,656,317	19,656,317
Shares issued	15,173,467	15,038,483
Shares outstanding	15,173,467	15,038,483